Receivables - Text Details (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2020
Receivables [Line Items]
Signify indemnification	€ 46	€ 55
Advance income tax payment	78	78
Trade and other current receivables	3,787	4,156
Current trade receivables	3,559	3,928
Other current receivables	188		€ 191
Financial assets individually assessed for credit losses [member]
Receivables [Line Items]
Allowance account for credit losses of financial assets	188	186
Diagnosis & Treatment [Member]
Receivables [Line Items]
Loans and advances to customers	44	29
Current trade receivables	1,759	1,653
Other US [Member]
Receivables [Line Items]
Insurance receivables	37	38
Associates [member]
Receivables [Line Items]
Other current receivables	€ 40	€ 37